IFRS 7 - Disclosure - Liquidity Risk - Additional Information (Detail) - CAD ($) $ in Billions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of risk management [abstract]
Personal deposits	$ 163.9	$ 159.3